UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-5522
                                   ------------


                             AXP SECTOR SERIES, INC.
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               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     6/30
                         --------------
Date of reporting period:    9/30
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

                               PORTFOLIO HOLDINGS

                                       FOR

                        AXP(R) DIVIDEND OPPORTUNITY FUND

                                AT SEPT. 30, 2004

Investments in Securities

AXP Dividend Opportunity Fund

Sept. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (99.3%)
Issuer                                         Shares              Value(a)

Aerospace & defense (1.3%)
Honeywell Intl                                352,600           $12,644,236

Automotive & related (2.6%)
General Motors                                481,000(b)         20,432,880
Genuine Parts                                 143,000             5,488,340
Total                                                            25,921,220

Banks and savings & loans (16.1%)
AmSouth Bancorporation                        515,100            12,568,440
Bank of America                               909,270            39,398,670
BB&T                                          294,800            11,700,612
Capital Federal Financial                      92,700(b)          2,983,086
Colonial BancGroup                            283,400             5,795,530
KeyCorp                                       500,600            15,818,960
Lloyds TSB Group                              618,000(d)          4,832,009
Natl Australia Bank                           574,700(d)         11,283,281
PNC Financial
  Services Group                              292,600            15,829,660
US Bancorp                                    612,400            17,698,360
Wachovia                                      175,800             8,253,810
Washington Mutual                             238,760             9,330,741
Wells Fargo & Co                               95,000             5,664,850
Total                                                           161,158,009

Beverages & tobacco (4.6%)
Altria Group                                  388,000            18,251,520
Diageo ADR                                    102,800(d)          5,184,204
Loew's - Carolina Group                       193,100             4,705,847
Reynolds American                             260,200            17,704,008
Total                                                            45,845,579

Broker dealers (1.3%)
Friedman, Billings,
  Ramsey Group Cl A                           107,000             2,043,700
JPMorgan Chase & Co                           278,100            11,048,913
Total                                                            13,092,613

Building materials & construction (1.7%)
CEMEX ADR                                     325,000(d)          9,145,500
Hanson                                        648,900(d)          4,809,053
Plum Creek Timber                              92,800             3,250,784
Total                                                            17,205,337

Chemicals (7.8%)
Compass Minerals Intl                         431,850             9,587,070
Dow Chemical                                  426,500            19,269,270
Eastman Chemical                              336,300            15,991,065
EI du Pont de Nemours & Co                    344,700            14,753,160
Lyondell Chemical                             812,700            18,253,242
Total                                                            77,853,807

Computer software & services (1.9%)
Deluxe                                        134,300             5,508,986
Microsoft                                     477,900            13,213,935
Total                                                            18,722,921

Energy (10.7%)
BP ADR                                        391,900(d)         22,546,007
ChevronTexaco                                 622,500            33,390,900
Eni                                           273,500(d)          6,135,848
Exxon Mobil                                   260,400            12,585,132
Kerr-McGee                                    302,100            17,295,225
Royal Dutch Petroleum ADR                     280,500(d)         14,473,800
Total                                                           106,426,912

Energy equipment & services (1.5%)
Halliburton                                   437,400            14,736,006

Finance companies (1.0%)
Citigroup                                     225,600             9,953,472

Food (2.0%)
ConAgra Foods                                 348,000             8,947,080
Sara Lee                                      495,300            11,322,558
Total                                                            20,269,638

Health care products (2.1%)
Bristol-Myers Squibb                          489,400            11,584,098
GlaxoSmithKline ADR                           129,700(d)          5,671,781
Merck & Co                                    114,600             3,781,800
Total                                                            21,037,679

Household products (1.6%)
Newell Rubbermaid                             193,200             3,871,728
Tupperware                                    691,900            11,748,462
Total                                                            15,620,190

Industrial services (0.5%)
BOC Group                                     309,000(d)          4,949,590

Industrial transportation (0.4%)
Frontline                                      63,100(d)          2,977,689
Ship Finance Intl                              26,110(b,d)          524,811
Total                                                             3,502,500

Insurance (2.2%)
Lincoln Natl                                  115,000             5,405,000
XL Capital Cl A                               230,400(d)         17,047,296
Total                                                            22,452,296

Leisure time & entertainment (0.6%)
Blockbuster Cl A                              122,300(b)            928,257
Cedar Fair LP                                 169,200             5,185,980
Total                                                             6,114,237

Machinery (1.0%)
Harsco                                         99,700             4,476,530
Tomkins                                     1,153,600(d)          5,539,360
Total                                                            10,015,890

Media (1.0%)
RR Donnelley & Sons                           327,200            10,247,904

Metals (1.0%)
Rio Tinto                                      90,900(b,d)        9,876,285

See accompanying notes to investments in securities.

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1 -- AXP DIVIDEND OPPORTUNITY FUND -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

Issuer                                         Shares              Value(a)

Multi-industry (1.3%)
Pitney Bowes                                  295,100           $13,013,910

Paper & packaging (2.8%)
MeadWestvaco                                  427,800            13,646,820
Rayonier                                      186,800             8,450,832
Stora Enso                                    412,000(d)          5,574,512
Total                                                            27,672,164

Real estate investment trust (1.7%)
Crescent Real Estate Equities                 310,800             4,891,992
Equity Office Properties Trust                198,700             5,414,575
Vornado Realty Trust                           99,300             6,224,124
Total                                                            16,530,691

Retail -- general (0.4%)
May Dept Stores                               139,300             3,570,259

Retail -- grocery (0.5%)
Albertson's                                   217,200             5,197,596

Utilities -- electric (13.0%)
Ameren                                        117,500             5,422,625
CH Energy Group                                44,000             2,015,200
Cinergy                                       216,000             8,553,600
Consolidated Edison                           341,600            14,360,864
Dominion Resources                            138,500             9,037,125
DTE Energy                                    132,800             5,602,832
Duke Energy                                   687,700            15,741,453
Energy East                                    81,200             2,044,616
Exelon                                        159,700             5,859,393
FirstEnergy                                   204,900             8,417,292
FPL Group                                      84,700             5,786,704
Natl Grid Transco                           1,189,900(d)         10,052,818
Northeast Utilities                           103,800             2,012,682
NSTAR                                          50,800             2,494,280
Progress Energy                               175,600             7,434,904
Public Service
  Enterprise Group                            302,500            12,886,500
Southern Co                                   245,900             7,372,082
TECO Energy                                   184,900             2,501,697
UIL Holdings                                   50,600             2,489,014
Total                                                           130,085,681

Utilities -- natural gas (6.9%)
Enbridge                                      273,600(b,d)       11,392,704
Enbridge Energy
  Management LLC                                    1                    41
Equitable Resources                            51,400             2,791,534
KeySpan                                       226,600             8,882,720
Kinder Morgan                                 117,601             7,387,664
Kinder Morgan Energy LP                       185,600(b)          8,693,504
Nicor                                         312,700            11,476,090
NiSource                                      454,800             9,555,348
TransCanada                                   390,200(b,d)        8,525,870
Total                                                            68,705,475

Utilities -- telephone (9.9%)
ALLTEL                                         74,400             4,085,304
AT&T                                        1,088,400            15,585,888
BellSouth                                     597,200            16,196,064
BT Group                                    3,248,800(d)         10,581,576
SBC Communications                          1,050,500            27,260,476
Telefonos de Mexico
  ADR Cl L                                    158,000(d)          5,098,660
Telstra                                     1,533,700(d)          5,189,740
Verizon Communications                        376,800            14,838,384
Total                                                            98,836,092

Total common stocks
(Cost: $977,684,237)                                           $991,258,189

Preferred stock (0.5%)
Issuer                                         Shares              Value(a)

Schering-Plough
   6.00% Cv                                    99,200            $4,979,840

Total preferred stock
(Cost: $4,966,335)                                               $4,979,840

Short-term securities (2.5%)(c)
Issuer                 Effective               Amount              Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies (1.3%)
Federal Home Loan Mtge Corp Disc Nt
  10-25-04                1.60%            $5,000,000            $4,994,444
Federal Natl Mtge Assn Disc Nts
  10-12-04                1.58              4,100,000             4,097,841
  10-20-04                1.60              3,600,000             3,596,800
Total                                                            12,689,085

Commercial paper (1.2%)
Alpine Securitization
  10-01-04                1.89              7,500,000             7,499,606
Northern Rock
  11-01-04                1.63              5,200,000             5,192,498
Total                                                            12,692,104

Total short-term securities
(Cost: $25,382,259)                                             $25,381,189

Total investments in securities
(Cost: $1,008,032,831)(e)                                    $1,021,619,218

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated June 30, 2004.

(b)   At Sept. 30, 2004, security was partially or fully on loan.

(c) Cash collateral received from security lending activity is invested in short-term securities and represents 2.5% of net assets.

(d) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. At Sept. 30, 2004, the value of foreign securities represented 18.2% of net assets

(e) At Sept. 30, 2004, the cost of securities for federal income tax purposes was approximately $1,008,033,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                  $ 55,041,000
      Unrealized depreciation                                   (41,455,000)
                                                                -----------
      Net unrealized appreciation                              $ 13,586,000
                                                               ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

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2 -- AXP DIVIDEND OPPORTUNITY FUND  --  PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

                                                             S-6341-80 A (11/04)

                               PORTFOLIO HOLDINGS

                                       FOR

                             AXP(R) REAL ESTATE FUND

                                AT SEPT. 30, 2004

Investments in Securities

AXP Real Estate Fund

Sept. 30, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (94.0%)
Issuer                                         Shares              Value(a)

Financial services (1.4%)
Cohen & Steers                                 60,400              $932,576

Real estate investment trust (92.6%)
Acadia Realty Trust                            68,000             1,003,000
AMB Property                                   51,900             1,921,338
Apartment Investment
  & Management Cl A                            60,700             2,111,146
Archstone-Smith Trust                          65,400             2,069,256
Arden Realty                                   44,900             1,462,842
AvalonBay Communities                          37,300             2,246,206
BRE Properties Cl A                            40,600             1,557,010
Camden Property Trust                          34,200             1,580,040
CarrAmerica Realty                             53,300             1,742,910
Cousins Properties                             29,300             1,005,283
Crescent Real Estate Equities                 106,100             1,670,014
Developers Diversified Realty                  45,900             1,796,985
Equity Office Properties Trust                135,000             3,678,750
Essex Property Trust                           17,100             1,228,635
Extra Space Storage                           136,100             1,735,275
Federal Realty
  Investment Trust                             32,200             1,416,800
First Industrial Realty Trust                  37,300             1,376,370
General Growth Properties                      99,600             3,087,600
Glimcher Realty Trust                          61,800             1,501,740
Global Signal                                 128,000             2,931,200
Kilroy Realty                                  38,500             1,464,155
Kimco Realty                                   49,700             2,549,610
Liberty Property Trust                         43,400             1,729,056
Mills                                          48,300             2,505,321
Post Properties                                35,400             1,058,460
Prentiss Properties Trust                      31,700             1,141,200
ProLogis                                       92,000             3,242,080
Reckson Associates Realty                      44,700             1,285,125
Regency Centers                                32,000             1,487,680
Simon Property Group                           61,900             3,319,697
Trizec Properties                              86,500             1,381,405
United Dominion Realty Trust                   97,700             1,937,391
Vornado Realty Trust                           52,500             3,290,700
Total                                                            63,514,280

Total common stocks
(Cost: $61,470,885)                                             $64,446,856

Short-term securities (5.4%)
Issuer                 Effective               Amount              Value(a)
                         yield               payable at
                                              maturity

U.S. government agency (2.3%)
Federal Natl Mtge Assn Disc Nts
   10-20-04               1.60%              $600,000              $599,468
   10-22-04               1.70              1,000,000               998,961
Total                                                             1,598,429

Commercial paper (3.1%)
Household Finance
   10-01-04               1.89              2,100,000             2,099,890

Total short-term securities
(Cost: $3,698,502)                                               $3,698,319

Total investments in securities
(Cost: $65,169,387)(b)                                          $68,145,175

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated June 30, 2004.

(b) At Sept. 30, 2004, the cost of securities for federal income tax purposes was approximately $65,169,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $3,141,000
      Unrealized depreciation                                      (165,000)
                                                                   --------
      Net unrealized appreciation                                $2,976,000
                                                                 ----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

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1 -- AXP REAL ESTATE FUND -- PORTFOLIO HOLDINGS AS OF SEPT. 30, 2004

                                                             S-6281-80 A (11/04)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP SECTOR SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          November 29, 2004



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          November 29, 2004